Note 11 - Commitments and Contingencies (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Letter of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 353,000		$ 218,000	$ 92,000
Pending and Threatened Litigation [Member] | Accounts Payable and Accrued Expenses [Member]
Estimated Litigation Liability			817,000	440,000
Pending and Threatend Litigation [Member] | Professional Fees Income Statement Location [Member]
Legal Fees			2,057,000	1,542,000
Deferred Rent Credit			33,000	160,000
Operating Leases, Rent Expense	2,880,000	$ 2,973,000	3,947,000	3,828,000
Operating Leases, Income Statement, Sublease Revenue	$ 106,000	$ 204,000	$ 139,000	$ 153,000